Pomona Investment Fund	Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

	Geographic	Acquisition
Private Equity Investments (97.34%)(a)	Region(b)	Date	Cost(c)	Fair Value
Direct Investments/Co-Investments (1.60%)
Blue Owl GP Stakes Nimbus Cayman (B) LP(f)(g)	North America	09/10/2021	$3,961,373	$7,541,528
Blue Owl GP Stakes Nimbus U.S. (A) LLC(g)	North America	09/10/2021	4,846,992	3,394,435
BSV Opportunities B, FCRE(d)(f)	Europe	12/16/2021	8,973,301	5,987,020
Investcorp Aspen Offshore Fund, L.P.(d)	Rest of World	07/01/2019	3,990,815	11,279,219
Roark Capital Partners II Sidecar LP(d)(f)	North America	10/18/2018	933,495	1,754,471
Total Direct Investments/Co-Investments			22,705,976	29,956,673

Primary Investments (5.07%)
ABS Capital Partners IX, L.P.(d)(f)(g)	North America	03/25/2024	1,335,119	1,550,645
Accel-KKR Capital Partners VII LP(d)(f)	North America	12/16/2022	1,460,147	1,172,037
Accel-KKR Growth Capital Partners IV LP(d)(f)	North America	12/17/2021	1,320,338	1,399,316
Apax XI USD L.P.(d)(f)(g)	Europe	10/19/2023	3,001,882	3,306,316
BC Partners XII GE-1 LP(d)(f)(g)	Europe	10/10/2025	-	-
Blue Owl GP Stakes V Offshore Investors LP(f)(g)	North America	09/20/2021	5,775,343	4,238,779
BPEA EQT Mid-Market Growth Partnership, SCSp(d)(f)(g)	Rest of World	06/07/2023	497,036	556,069
Clearlake Capital Partners VII (USTE), L.P.(d)(f)	North America	09/17/2021	3,579,038	4,022,057
Genstar Capital Partners XI, L.P.(f)(g)	North America	04/26/2023	1,003,634	1,213,790
Golden Gate Fund VII-A, L.P.(d)(f)(g)	North America	12/31/2025	-	-
Green Equity Investors Side IX, L.P.(d)(f)(g)	North America	03/01/2022	2,951,764	3,476,847
Halifax Capital Partners V, L.P.(d)(f)(g)	North America	09/30/2023	695,170	1,172,921
Hellman & Friedman Capital Partners IX (Parallel), L.P.(f)	North America	09/28/2018	1,831,379	3,351,435
Hellman & Friedman Capital Partners X (Parallel), L.P.(f)	North America	05/10/2021	4,496,035	5,400,761
Hellman & Friedman Capital Partners XI (Parallel), L.P.(d)(f)	North America	12/16/2022	-	(12,774)
HighVista Private Equity VIII (Offshore), L.P.(f)(g)	North America	04/11/2019	2,281,286	3,388,113
Norwest Mezzanine Partners V-A, LP(f)(g)	North America	09/30/2023	4,193,650	3,973,347
Roark Capital Partners V (TE) LP(f)	North America	04/30/2018	4,483,135	7,126,621
Roark Capital Partners VI (TE) LP(f)(g)	North America	01/28/2022	2,916,404	4,483,259
Solamere Capital AF V, LP(d)(f)(g)	North America	12/31/2024	854,369	854,369
Solamere Series IV Leaders Fund, LP(d)(f)(g)	North America	11/29/2024	2,155,885	2,237,632
Sorenson Capital Partners IV-B, L.P.(d)(f)(g)	North America	01/11/2022	6,411,105	8,263,584
TA XIV-B, L.P.(f)(g)	North America	05/27/2021	4,402,831	5,043,631
TA XV-B, L.P.(d)(f)(g)	North America	04/27/2023	1,800,000	1,697,613
The Veritas Capital Fund VII, L.P.(d)(f)(g)	North America	10/10/2019	2,921,282	4,155,321
The Veritas Capital Fund VIII, L.P.(d)(f)(g)	North America	03/16/2022	6,447,228	8,183,875
Thoma Bravo Explore Fund II-A, L.P.(d)(f)	North America	02/03/2022	1,311,644	1,225,081
Thoma Bravo Fund XV-A, L.P.(f)	North America	02/03/2022	4,522,041	5,997,322
Thomas H. Lee Fund X, L.P(d)(f)(g)	North America	10/06/2025	-	-
Triton Fund 6 SCSp(d)(f)(g)	Europe	10/11/2024	226,433	558,746
Vector Capital VI, L.P.(d)(f)(g)	North America	02/26/2025	4,317,063	4,214,203
Vista Equity Partners Fund VIII-A, L.P.(d)(f)(g)	North America	04/27/2022	1,792,488	2,332,344
Total Primary Investments			78,983,729	94,583,260

Early Secondary Investments (5.30%)
Aerospace, Transportation and Logistics Fund II LP(f)(g)	North America	03/31/2019	1,592,148	2,215,666
Avista Healthcare Partners (Offshore) I, L.P.(d)(f)	North America	12/01/2017	311,266	139,555
Gryphon Odin CV-A, L.P.(f)	North America	09/05/2024	1,153,363	2,501,722
Gryphon Partners IV, L.P.(d)(f)	North America	06/08/2016	2,509,776	3,736,920
Gryphon Partners VI-A, L.P.(d)(f)	North America	12/17/2021	9,024,977	9,367,355
Insight Partners (Cayman) XII Buyout Annex Fund, L.P.(d)(f)(g)	North America	10/26/2021	4,690,000	6,003,529
Ironsides Offshore Direct Investment Fund V, L.P.(d)(f)(g)	North America	12/31/2019	2,125,306	3,340,820
L Catterton IX, L.P.(d)(f)	North America	03/09/2021	6,707,106	6,927,171
Merit Mezzanine Fund VI, L.P.(f)(g)	North America	03/02/2018	1,737,132	1,535,422
NB Credit Opportunities II Cayman Feeder LP(d)(f)(g)	North America	06/30/2023	11,871,499	14,899,927
OceanSound Partners Fund, LP(d)(f)(g)	North America	01/31/2022	6,473,677	10,287,010
OceanSound SMX Rollover AIV, L.P.(d)(f)(g)	North America	03/26/2024	2,662,172	3,873,983
Providence Equity Partners IX-A S.C.Sp.(f)(g)	North America	10/05/2023	4,623,984	5,224,785
Valeas Capital Partners Fund I-A LP(f)(g)	North America	09/30/2024	14,426,343	25,996,295
VSS Structured Capital Parallel III, L.P.(d)(f)	North America	01/26/2018	2,973,298	2,810,624
Total Early Secondary Investments			72,882,047	98,860,784

Secondary Investments (85.38%)
A10 USD (Feeder) L.P.(f)(g)	Europe	03/28/2024	701,197	1,193,522
A9 EUR (Feeder) L.P.(f)(g)	Europe	10/19/2023	8,378,244	6,590,587
A9 USD (Feeder) L.P.(f)(g)	Europe	10/19/2023	2,964,117	2,238,486
ABRY Partners IX, L.P.(f)(g)	North America	03/28/2024	1,907,146	2,459,508
ABRY Senior Equity V, L.P.(f)(g)	North America	03/28/2024	1,400,921	1,676,078

	Geographic	Acquisition
Private Equity Investments (97.34%)(a) (Continued)	Region(b)	Date	Cost(c)	Fair Value
Secondary Investments (85.38%) (Continued)
ABS Capital Partners VII Offshore, L.P.(d)(f)(g)	North America	10/01/2023	$2,124,723	$3,539,968
ABS Capital Partners VII, L.P.(d)(f)(g)	North America	10/01/2023	5,458,924	9,109,700
Accel-KKR Capital Partners CV III, LP(d)(f)	North America	06/30/2021	3,546,039	1,329,829
Actis Energy 5 LP(d)(f)(g)	Europe	06/30/2023	573,011	619,076
Advent Global Technology II Limited Partnership(d)(f)(g)	North America	09/30/2025	564,169	1,049,607
Advent International GPE VI-A Limited Partnership(d)(g)	Europe	03/31/2021	41,815	135,447
Advent International GPE VII-B Limited Partnership(d)(f)(g)	North America	06/30/2015	1,576,936	257,178
Advent International GPE VIII-B-2 Limited Partnership(d)(g)	North America	03/31/2022	2,247,087	1,529,212
Advent International GPE VIII-C Limited Partnership(d)(g)	Europe	12/31/2019	1,152,944	1,088,916
AEA EXC CF LP(d)(f)(g)	North America	08/12/2022	12,194,269	13,141,745
Alpha Private Equity Fund 7 (SCA) SICAR(d)(g)	Europe	06/28/2024	21,809,070	24,051,778
American Industrial Partners Fund IV, L.P.(d)(f)(g)	North America	06/28/2024	15,680	281,391
American Securities Partners VI, L.P.(d)(f)(g)	North America	03/31/2022	3,777,692	2,949,853
American Securities Partners VII, L.P.(d)(f)(g)	North America	12/30/2022	25,999,394	18,904,241
AP VIII Private Investors Offshore (USD), L.P.(d)(f)	Europe	06/30/2017	155,272	12,207
AP VIII Private Investors, LLC(d)(f)	Europe	06/28/2019	1,755,711	241,828
Apax Europe VI - A, L.P.(d)(f)	Europe	12/30/2016	418,681	131,541
Apax Europe VII - B, L.P.(d)(f)	Europe	03/31/2021	20,004	24,948
Apax IX USD L.P.(f)(g)	Europe	10/19/2023	12,913,267	9,743,693
Apollo Investment Fund VI, L.P.(d)(f)	North America	12/31/2018	207,218	63,680
Archer Capital Trust 5B(d)(f)(g)	Rest of World	03/28/2024	654,378	231,871
Artiman Ventures III, L.P.(d)(f)(g)	North America	03/31/2021	547,290	330,028
Astorg Normec Fund(d)(f)(g)	Europe	09/24/2024	583,596	849,422
Astorg VI SLP(d)(f)(g)	Europe	03/31/2022	3,206,778	1,908,609
Astorg VII SLP(f)(g)	Europe	03/31/2022	3,322,853	7,267,591
Atlas Capital Resources LP(d)(f)(g)	North America	06/30/2021	1,197,510	237,806
Audax Mezzanine Fund III, L.P.	North America	09/30/2016	1,134,916	189,412
Audax Private Equity Aspen CF, L.P.(d)	North America	03/24/2022	7,370,000	10,059,609
Audax Private Equity Fund III, L.P.	North America	09/30/2015	2,299,732	96,767
Audax Private Equity Fund, L.P.(d)	North America	12/31/2018	2,154	1,427
Aurora Equity Partners V, L.P.(d)(f)(g)	North America	12/31/2024	1,461,784	1,210,288
Bain Capital Asia Fund II, L.P.(d)(f)(g)	Rest of World	12/31/2019	1,427,220	579,097
Bain Capital Asia Fund III, L.P.(f)(g)	Rest of World	06/30/2023	2,069,110	4,054,788
Bain Capital Distressed and Special Situations 2013 (E), L.P.(d)(f)(g)	North America	06/30/2015	-	16,575
Bain Capital Empire Holdings, L.P.(d)(f)(g)	North America	09/21/2022	17,064,874	17,195,970
Bain Capital Europe Fund III, L.P.(g)	Europe	12/30/2016	963,168	1
Bain Capital Europe Fund V, SCSp(d)(f)(g)	Europe	06/28/2024	1,439,957	2,347,099
Bain Capital Fund VII, L.P.(d)(g)	North America	12/29/2017	5,477,570	4,044,135
Bain Capital Fund X, L.P.(f)(g)	North America	12/30/2015	6,145,731	3,149,725
Bain Capital Fund XI, L.P.(d)(f)(g)	North America	09/30/2024	1,650,331	1,598,750
Bain Capital Fund XII, L.P.(f)(g)	North America	03/28/2024	710,360	1,161,503
Bain Capital VII Coinvestment Fund, L.P.(d)(f)	North America	12/29/2017	49,316	53,295
Barley (No.1) Limited Partnership(d)(f)	Europe	04/25/2024	648,686	556,727
BC Asia III Private Investors, L.P.(f)(g)	Rest of World	06/30/2020	-	2,089,669
BC Europe IV Private Investors, L.P.(f)(g)	Europe	06/30/2020	460,422	504,932
BC European Capital IX-8 LP(f)	Europe	12/31/2020	1,369,226	578,879
BC European Capital X-10 LP(d)(f)(g)	Europe	09/03/2025	13,663,869	14,812,796
BC European Capital X-2 LP(f)(g)	Europe	03/28/2024	12,788,675	11,801,660
BC European Capital X-7 LP(f)(g)	Europe	03/28/2024	984,319	904,794
BC Life Sciences Private Investors, L.P.(d)(f)	North America	06/30/2020	166,905	865,847
BC Partners XI GD - 2 LP(f)(g)	Europe	03/28/2024	12,271,962	15,710,702
BC XI Private Investor, L.P.(d)(f)(g)	North America	04/10/2020	818,258	959,355
BC XII Private Investors, L.P.(f)	North America	04/10/2020	1,104,978	3,985,285
BCP V-S L.P.(d)	North America	09/29/2017	47,896	-
Berkshire Fund VI, Limited Partnership(d)(f)(g)	North America	12/31/2018	4,895,898	707,821
Berkshire Fund VII, L.P.(d)(f)(g)	North America	12/31/2018	1,177,910	179,841
Berkshire Fund VIII (IND), L.P.(d)(f)(g)	North America	09/03/2021	5,911,408	1,179,914
Blackstone Capital Partners V L.P.(d)(f)	North America	09/29/2017	445,286	5,087
Blackstone Capital Partners VII, L.P.(f)(g)	North America	03/28/2024	386,545	477,280
Blackstone Capital Partners VIII (Lux), SCSp(f)(g)	North America	03/28/2024	416,014	524,163
Blue Owl GP Stakes US Investors LP(f)(g)	North America	03/31/2022	1,289,685	1,895,515
Bowmark Capital Partners V, L.P.(d)(g)	Europe	06/30/2023	347,940	64,072
BP ACE EV, L.P.(d)(f)(g)	North America	12/12/2025	1,757,299	1,757,299
BPEA Private Equity Fund VI, L.P.1(d)(f)(g)	Rest of World	06/30/2023	3,802,760	1,104,281
Brentwood Associates Private Equity V, L.P.(d)(f)(g)	North America	12/29/2023	4,813,622	5,262,836
Bridgepoint Europe IV 'A' L.P.(d)(f)(g)	Europe	03/28/2024	547,462	488,956

	Geographic	Acquisition
Private Equity Investments (97.34%)(a) (Continued)	Region(b)	Date	Cost(c)	Fair Value
Secondary Investments (85.38%) (Continued)
Bridgepoint Europe IV 'E' L.P.(d)(f)(g)	Europe	03/31/2021	$54,141	$113,059
Bridgepoint Europe Portfolio IV LP(f)(g)	Europe	03/28/2024	303,274	288,180
Camden Partners Strategic Fund VI, L.P.(d)(g)	North America	12/31/2024	1,108,891	3,350,273
Capiton VI GmbH & Co. Beteiligungs KG(d)(f)(g)	Europe	09/30/2025	491,298	623,178
Capvis Equity IV L.P.(d)(f)(g)	Europe	06/28/2024	5,688,290	4,222,958
Capvis Equity V L.P.(d)(f)(g)	Europe	06/28/2024	16,577,631	20,163,307
Carlyle Credit Opportunities Fund (Parallel), L.P.(f)(g)	North America	09/29/2023	1,013,649	1,387,410
Carlyle Europe Partners IV, L.P.(d)(f)(g)	Europe	03/31/2025	11,647,555	13,723,832
Carlyle Europe Partners V - EU, S.C.Sp.(f)(g)	Europe	03/28/2024	18,987,123	19,336,530
Carlyle Partners V, L.P.(d)(f)	North America	12/31/2019	53,331	40,382
Carlyle Partners VII, L.P.(f)(g)	North America	03/28/2024	52,976,197	64,058,570
Carlyle Partners VIII, L.P.(f)(g)	North America	09/30/2024	5,389,234	6,258,290
Carlyle US Equity Opportunity Fund II, L.P.(d)(f)(g)	North America	06/30/2022	1,294,729	1,314,568
CB Offshore CF I, Limited Partnership(f)(g)	North America	12/11/2024	2,823,387	6,472,858
CCP Climb LP(d)(f)(g)	Europe	05/03/2023	17,693,434	25,338,038
CCP Strider LP(d)(f)(g)	Europe	10/10/2022	15,545,080	27,294,128
CD&R Value Building Partners I, L.P.(g)	Europe	12/02/2021	9,664,748	13,484,405
CDRF8 Private Investors, LLC(d)(f)	North America	06/30/2017	229,064	5,221
Centerbridge Seaport Acquisition Fund, L.P.(d)(f)(g)	North America	04/27/2022	9,244,010	12,507,589
Cerberus Institutional Partners, L.P. - Series Four(d)(f)(g)	North America	12/30/2016	705,459	39,671
Charlesbank Equity Fund VIII, Limited Partnership(d)(f)(g)	North America	03/31/2022	3,446,346	3,826,925
Charterhouse Capital Partners IX(d)(g)	Europe	12/31/2021	-	23,282
CHP III, L.P.(d)	North America	09/29/2017	215,716	27,627
CI Capital Investors III, L.P.(d)(f)(g)	North America	12/31/2019	20,964,290	24,882,407
Clayton, Dubilier & Rice Fund IX, L.P.(f)(g)	North America	06/30/2022	4,142,507	2,179,000
Clayton, Dubilier & Rice Fund X, L.P.(f)(g)	North America	03/28/2024	608,945	806,704
Clearlake Capital Partners III, L.P.(f)(g)	North America	09/30/2022	126,092	169,369
Clearlake Capital Partners IV, L.P.(f)(g)	North America	12/31/2019	2,362,246	1,697,701
Clearlake Capital Partners VI, L.P.(f)(g)	North America	09/30/2022	2,093,257	2,039,174
Clearlake Opportunities Partners (P-Offshore), L.P.(f)	North America	12/31/2019	654,760	663,189
Coller International Partners VI, L.P.(d)(f)(g)	North America	12/31/2021	318,530	121,202
Comvest Capital III International (Cayman), L.P.(d)(f)(g)	North America	06/29/2018	1,611,792	188,271
Corsair IV Financial Services Capital Partners, L.P.(f)(g)	North America	12/31/2024	398,241	1,346,189
Corsair V Financial Services Capital Partners, L.P.(d)(f)(g)	North America	12/31/2024	2,107,343	2,754,001
Court Square Capital Partners (Offshore) III, L.P.(f)	North America	12/31/2020	648,937	550,501
CP VII Investors, L.P.(f)(g)	North America	03/31/2025	6,551,312	7,953,104
Crestview Partners II, L.P.(d)(f)(g)	North America	09/30/2024	739,246	562,657
CVC Capital Partners VI (A) L.P.(f)(g)	Europe	12/29/2023	3,062,078	2,801,023
CVC Capital Partners VI (B) L.P.(f)(g)	Europe	12/30/2022	11,602,127	9,490,523
CVC Capital Partners VII (A) L.P.(f)(g)	Europe	08/18/2022	2,231,840	2,980,242
CVC European Equity Partners V (A) L.P.(d)(f)(g)	Europe	12/30/2022	212,127	248,008
CVC European Equity Partners V (C) L.P.(d)(f)(g)	Europe	03/31/2023	235,566	276,022
DCM V, L.P.(d)	Rest of World	06/30/2015	1,151,030	5,094
DCM VI, L.P.(d)(f)	North America	06/30/2015	1,582,190	232,235
Endless Fund IV A LP(f)(g)	Europe	06/28/2024	4,287,294	3,123,494
EQT IX (No.2) EUR SCSp(d)(f)(g)	Europe	03/28/2024	1,149,904	1,795,036
EQT VII (No.1) Limited Partnership(d)(f)	Europe	12/31/2020	790,194	462,571
EQT VIII (No.1) SCSp(d)(f)	Europe	12/31/2020	947,020	1,046,029
EQT VIII (No.2) SCSp(d)(f)(g)	Europe	03/28/2024	709,265	871,493
Equistone Partners Europe Fund IV "E" L.P.(f)(g)	Europe	12/31/2021	443,182	133,480
Eurazeo Capital Secondary Fund 2025 SCSp(d)(f)(g)	Europe	05/02/2025	75,564,251	97,240,301
Fifth Cinven Fund (No.3) Limited Partnership	Europe	12/31/2021	2,025,627	1,614,981
Five Arrows Florence Continuation Fund SCSp(d)(f)(g)	North America	05/05/2022	8,412,875	11,648,324
Francisco Partners II, L.P.(d)	North America	12/31/2018	106,495	-
Frontenac XI Private Capital (M) Limited Partnership(d)(f)(g)	North America	07/24/2023	4,342,764	6,218,845
FS Equity Partners CV1, L.P.(d)(f)(g)	North America	04/03/2025	15,405,988	18,334,566
FSN Capital IV L.P.(d)(f)	Europe	12/31/2019	127,408	29,138
General Atlantic Investment Partners 2013, L.P.(d)(f)(g)	North America	12/31/2019	1,832,272	1,722,680
Genstar Capital Partners VIII BL (EU), L.P.(d)(f)(g)	North America	12/31/2020	1,511,649	2,553,625
Genstar VIII Opportunities Fund I (EU), L.P.(d)(f)(g)	North America	12/31/2020	1,044,363	1,526,569
GESD Investors II Liquidating Trust(d)	North America	09/29/2017	-	4,516
Golden Gate Capital Opportunity Fund, LP(d)(f)(g)	North America	12/31/2025	1,798,999	2,417,025
Golden Gate Capital Opportunity Fund-A, LP(d)(f)(g)	North America	12/31/2025	3,924,392	5,272,573
Great Hill Equity Partners IV, L.P.(d)(g)	North America	06/28/2024	1,440,901	1,323,798

	Geographic	Acquisition
Private Equity Investments (97.34%)(a) (Continued)	Region(b)	Date	Cost(c)	Fair Value
Secondary Investments (85.38%) (Continued)
Green Equity Investors CF II, L.P.(d)(g)	North America	11/30/2021	$1,185,423	$1,980,786
Green Equity Investors CF IV J, L.P.(d)(f)(g)	North America	04/17/2025	2,081,072	1,963,119
Green Equity Investors CF IV-A, L.P.(d)(f)(g)	North America	04/17/2025	2,808,180	2,915,020
Green Equity Investors CF, L.P.(d)(f)(g)	North America	04/26/2021	3,369,690	2,651,987
Green Equity Investors Side VI, L.P.(d)(f)(g)	North America	06/30/2021	2,357,922	1,339,192
Green Equity Investors V, L.P.(d)(f)(g)	North America	09/29/2017	3,144,333	10,273
Green Equity Investors VI, L.P.(f)(g)	North America	09/30/2022	1,751,245	1,068,691
Green Equity Investors VII, L.P.(d)(f)(g)	North America	03/28/2024	700,729	772,269
Green Equity Investors VIII, L.P.(d)(f)(g)	North America	03/28/2024	742,906	1,208,512
Gridiron Capital Fund II, L.P.(d)(f)(g)	North America	12/31/2019	1,889,628	585,719
Gridiron Energy Feeder I, L.P.	North America	05/10/2017	965,481	4,631,483
Gryphon Co-Invest Fund IV, L.P.(d)(f)	North America	12/31/2020	294,786	185,105
Gryphon Heritage Partners, L.P.(d)(f)(g)	North America	03/28/2024	6,563,507	7,135,049
Gryphon Mezzanine Partners II, L.P.(f)(g)	North America	12/30/2022	9,691,140	9,268,455
Gryphon Mezzanine Partners, L.P.(d)(f)(g)	North America	12/30/2022	1,506,034	1,705,155
Gryphon Odin CV, L.P.(f)(g)	North America	09/05/2024	2,657,232	5,837,012
Gryphon Partners 3.5, L.P.(d)(f)	North America	12/31/2020	163,282	15,191
Gryphon Partners IV, L.P.(d)(f)(g)	North America	12/31/2020	9,800,185	10,730,708
Gryphon Partners V, L.P.(d)(f)(g)	North America	03/28/2024	16,199,716	19,227,651
Gryphon Partners V-A, L.P.(d)(f)	North America	12/31/2020	1,869,056	2,199,019
Gryphon Partners VI, L.P.(d)(f)(g)	North America	03/28/2024	19,676,305	22,010,355
GSO Capital Opportunities Overseas Fund L.P.(f)	North America	12/31/2015	234,409	-
GSO Private Investors Offshore II, L.P.(f)	North America	06/30/2017	197,243	35,956
H&F Arrow 2, L.P.(d)	North America	08/28/2020	1,234,810	3,201,918
H&F Clyde 2, L.P.(d)	North America	02/16/2024	1,736,074	2,039,793
H&F Executives IX, L.P.(f)	North America	09/30/2020	2,211,213	4,189,932
H&F Executives VIII, L.P.(f)	North America	09/30/2020	1,338,852	2,408,095
H.I.G. Advantage Buyout Fund, L.P.(f)(g)	North America	06/28/2024	17,404,687	16,051,726
H.I.G. Bayside Debt & LBO Fund II, L.P.(d)(f)(g)	North America	12/31/2018	656,010	737,760
H.I.G. Capital Partners IV, L.P.(d)	North America	12/31/2018	1,701,384	118,969
H.I.G. Capital Partners V, L.P.(f)(g)	North America	06/30/2023	5,183,590	2,904,043
H.I.G. Growth Buyouts & Equity Fund II, L.P.(d)(g)	North America	06/28/2024	1,921,678	1,172,094
Halifax Capital Partners IV, L.P.(d)(f)(g)	North America	03/31/2022	8,352,428	12,255,507
Hamilton Lane-Carpenters Partnership Fund IV L.P.(f)(g)	North America	03/31/2022	12,339,619	12,802,912
Hamilton Lane-Carpenters Partnership Fund V L.P.(f)(g)	North America	03/31/2022	7,756,399	9,759,183
Harvest Partners Structured Capital Fund II, L.P.(f)(g)	North America	12/30/2022	21,371,973	26,624,256
Harvest Partners Structured Capital Fund III, L.P.(f)(g)	North America	12/30/2022	16,876,032	20,311,989
Harvest Partners Structured Capital Fund, L.P.(f)(g)	North America	12/30/2022	9,682,077	5,685,715
HCI Equity Partners EV I, L.P.(d)(f)(g)	North America	09/09/2024	1,154,353	1,409,208
HCI Equity Partners IV, L.P.(d)(g)	North America	03/28/2024	1,826,863	692,879
Heartwood Partners II, LP(f)(g)	North America	12/31/2024	2,175,569	701,002
Hellman & Friedman Capital Partners VII (Parallel), L.P.(f)	North America	06/28/2019	7,713,928	377,334
Hellman & Friedman Capital Partners VII, L.P.(f)(g)	North America	06/30/2021	763,530	528,317
HFCP VII (Parallel-A), L.P.(f)	North America	09/30/2021	913,751	134,598
Hg Genesis 7 C L.P.(d)(f)(g)	Europe	03/31/2023	475,927	577,114
Hg Genesis 7 E L.P.(d)(f)(g)	Europe	06/30/2023	791,017	837,657
Hildred Perennial Partners I, LP(d)(f)(g)	North America	11/22/2023	22,833,984	33,173,306
HPE Continuation Fund I C.V.(d)(f)(g)	Europe	05/27/2021	3,486,120	4,171,136
Icon Partners II, L.P.(d)(f)	North America	03/27/2021	184,439	228,773
Icon Partners III, L.P.(f)(g)	North America	03/19/2021	3,915,482	361
Insight Equity I LP(d)(f)	North America	12/31/2018	157,636	51,371
Insight Equity II LP(d)(f)(g)	North America	12/31/2018	1,954,414	986,222
Insight Partners Continuation Fund (Cayman), L.P.(f)(g)	North America	12/31/2024	5,437,544	6,205,231
Insight Partners Continuation Fund, L.P.(f)(g)	North America	08/14/2019	6,309,960	10,183,585
Insight Venture Partners (Cayman) IX, L.P.(f)(g)	North America	09/30/2019	1,278,549	1,412,455
Insight Venture Partners (Cayman) VIII, L.P.(d)(f)(g)	North America	09/30/2019	1,281,697	1,960,926
Insight Venture Partners (Cayman) X, L.P.(f)(g)	North America	03/28/2024	2,786,864	4,263,434
Insight Venture Partners Coinvestment Fund (Delaware) III, L.P.(d)(f)(g)	North America	09/30/2019	293,756	264,938
Insight Venture Partners Coinvestment Fund II, L.P.(g)	North America	06/30/2015	560,617	925,525
Insight Venture Partners Coinvestment Fund III, L.P.(d)(f)(g)	North America	06/30/2015	118,917	133,681
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P.(f)(g)	North America	09/30/2019	581,554	315,183
Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.(f)(g)	North America	09/30/2019	36,679	18,780
Insight Venture Partners IX, L.P.(f)(g)	North America	09/30/2019	32,683	35,502
Insight Venture Partners VII, L.P.(d)(f)(g)	North America	06/30/2015	1,612,660	1,601,744
Insight Venture Partners VIII (Co-Investors), L.P.(d)(f)(g)	North America	12/31/2019	161,077	235,953
Insight Venture Partners VIII, L.P.(d)(f)(g)	North America	06/30/2015	2,024,605	2,988,784

	Geographic	Acquisition
Private Equity Investments (97.34%)(a) (Continued)	Region(b)	Date	Cost(c)	Fair Value
Secondary Investments (85.38%) (Continued)
Investindustrial VII L.P.(d)(f)(g)	Europe	09/30/2025	$1,289,610	$1,621,266
JLL Partners Fund VII Secondary (A), L.P.(d)(f)(g)	North America	04/15/2025	17,574,850	19,310,719
Kelso Investment Associates IX, L.P.(d)(f)(g)	North America	03/31/2022	1,137,211	1,285,948
Kelso Investment Associates VIII, L.P.(f)(g)	North America	09/29/2017	627,868	37,793
KKR Americas Fund XII L.P.(f)(g)	North America	03/31/2021	3,576,910	4,682,612
KKR Asian Fund II TE Blocker L.P.(g)	Rest of World	12/31/2024	1,356,863	652,478
KKR European Fund V (USD) SCSp(f)(g)	Europe	03/28/2024	872,058	1,037,753
KKR North America Fund XI L.P.(d)(f)(g)	North America	12/31/2021	3,440,538	4,584,404
Lee Equity Partners Fund II, L.P.(d)(f)(g)	North America	03/28/2024	7,676,157	3,729,595
Lightspeed Venture Partners IX, L.P.(d)(g)	North America	12/31/2020	2,034,645	3,141,706
Lion/Simba Investors, L.P.(f)	Europe	12/22/2020	933,121	3,062,071
Littlejohn Fund IV, L.P.(f)(g)	North America	12/31/2015	1,732,114	92,751
Littlejohn Fund V, L.P.(f)(g)	North America	12/29/2023	5,168,632	6,944,728
Lovell Minnick Equity Partners III LP(d)(f)	North America	06/30/2021	777,423	188,855
Madison Dearborn Capital Partners VII(f)(g)	North America	03/31/2022	5,365,107	5,612,000
Madison Dearborn Capital Partners VIII-A, L.P.(f)(g)	North America	03/28/2024	1,583,136	2,110,716
Marlin Equity III, L.P.(d)(f)	North America	06/30/2021	29,533	35,530
MDCP Insurance SPV, L.P.(f)(g)	North America	05/09/2023	1,726,467	2,864,077
Mid Europa Fund V LP(d)(f)(g)	Europe	03/28/2024	391,492	558,226
Montagu+ SCSp(f)(g)	Europe	11/10/2021	2,253,508	3,633,926
MPE Partners II, L.P.(d)(f)(g)	North America	06/28/2019	-	1,561,209
NB SPV, L.P.(d)(g)	North America	08/27/2021	5,000,000	5,444,669
New Capital Partners Private Equity Fund II, L.P.(f)(g)	North America	09/30/2024	948,558	-
New Enterprise Associates 12, Limited Partnership(d)(f)	North America	09/29/2017	88,504	13,915
New Mountain Partners III, L.P.(d)(f)(g)	North America	09/29/2017	1,040,174	96,741
New Mountain Partners IV, L.P.(d)(f)(g)	North America	03/31/2023	896,293	541,266
New Mountain Partners V, L.P.(f)(g)	North America	03/31/2023	2,129,340	2,197,986
New Mountain SRC Rollover Fund, L.P.(d)(f)(g)	North America	04/07/2025	1,547,561	1,620,470
NewView Capital Fund I, L.P.(d)(f)	North America	10/31/2018	3,361,688	4,737,223
Njord SCSp(d)(f)(g)	Europe	03/05/2025	-	633,463
North Bridge Growth Equity II, L.P.(d)(g)	North America	12/31/2020	7,253,497	5,132,352
Norwest Mezzanine Partners III, LP(d)(f)(g)	North America	09/29/2023	1,582,781	1,270,798
Norwest Mezzanine Partners IV(f)(g)	North America	09/29/2023	27,252,856	41,975,173
Oak Investment Partners XII, Limited Partnership	North America	03/29/2019	166,027	41,163
Oaktree Opportunities Fund IX (Cayman), L.P.(g)	North America	12/31/2021	431,988	1,521,104
Oaktree Opportunities Fund VIII (Cayman) Ltd.(g)	North America	12/31/2021	1,436	2,047
Oaktree Private Investment Fund 2010, L.P.(d)(f)	North America	06/30/2015	45,196	14,515
Odyssey Investment Partners Fund V, LP(d)(f)(g)	North America	06/30/2023	3,905,285	1,677,141
OEP VI Feeder (Cayman), L.P.(d)(f)(g)	North America	12/31/2024	3,504,669	4,438,701
One Equity Partners VIII, L.P.(d)(f)(g)	North America	09/30/2025	1,067,574	1,646,247
Onex Partners IV LP(d)(f)(g)	North America	03/28/2024	2,372,080	2,175,125
PA Middle Market Fund, LP(d)(f)(g)	North America	12/31/2024	48,075,551	51,660,376
PAI Mid-Market Fund SCSp(d)(f)(g)	Europe	09/30/2025	875,277	1,130,728
PAI Strategic Partnerships SCSp(d)(f)(g)	Europe	03/28/2024	12,197,955	1,583,133
Paladin III (HR), L.P.(d)(f)	North America	09/29/2017	15,536	86,856
Pamlico Capital III Continuation Fund, L.P.(d)(f)(g)	North America	01/27/2023	7,695,962	12,153,255
Parthenon Investors III, L.P.(d)(f)(g)	North America	12/31/2018	512,940	795,304
Pegasus WSJLL Fund, L.P.(d)(f)(g)	North America	12/13/2021	8,821,466	10,785,493
PEP VIII Antares Co-Investment L.P.(d)(g)	North America	03/28/2024	9,158,173	9,516,275
Permira IV Feeder L.P.(f)(g)	North America	04/23/2020	3,367,755	7,038,173
Platinum Equity Capital Partners II(f)	North America	09/29/2017	269,249	38,237
PRO SPV, LP(g)	North America	08/27/2021	6,481,062	2,914,928
Providence Equity Partners (Unity) S.C.SP.(f)(g)	Europe	05/31/2024	55,330	1,148,324
Providence Equity Partners VI L.P.(d)(f)(g)	North America	12/30/2016	3,459,611	35,385
Providence Equity Partners VII L.P.(d)(f)(g)	North America	09/29/2017	5,632,650	3,181,458
Providence Equity Partners VII-A L.P.(d)(f)(g)	North America	09/29/2023	11,332,778	5,206,542
Providence Equity Partners VIII L.P.(f)(g)	North America	03/28/2024	23,629,673	28,384,648
PT2-A, L.P.(d)(f)(g)	North America	12/16/2021	6,475,969	8,662,605
PTEV-A, L.P.(d)(f)(g)	North America	12/30/2021	4,285,377	4,681,125
RC III CKE LLC(d)(g)	North America	06/30/2023	3,260,872	5,464,147
RCF V Annex Fund L.P.(d)(f)(g)	North America	06/30/2021	2,137	(534)
Resource Capital Fund V L.P.(d)(g)	North America	06/30/2021	14,852	59,166
Roark Capital Partners CF LP(f)(g)	North America	05/11/2022	5,542,965	8,679,468
Roark Capital Partners CF RI LP(f)	North America	08/26/2022	478,032	990,592

	Geographic	Acquisition
Private Equity Investments (97.34%)(a) (Continued)	Region(b)	Date	Cost(c)	Fair Value
Secondary Investments (85.38%) (Continued)
Roark Capital Partners II LP(f)	North America	06/29/2018	$783,059	$701
Roark Capital Partners III LP(f)(g)	North America	06/29/2018	12,137,977	12,720,913
Roark Capital Partners IV LP(f)(g)	North America	06/29/2018	24,102,480	31,171,605
Roark Capital Partners V (T) LP(f)(g)	North America	12/29/2023	4,069,816	4,703,789
Samson Brunello 1, L.P.(g)	North America	06/28/2024	542,879	848,647
Samson Brunello 2, L.P.	Europe	02/19/2021	865,735	2,346,985
Samson Hockey 2, L.P.(d)	North America	12/23/2020	904,969	2,020,745
Samson Shield 1, L.P.(g)	North America	06/28/2024	606,941	1,183,291
Samson Shield 2, L.P.	Europe	12/23/2020	4,010,416	6,310,077
Saw Mill Capital Partners, L.P.(d)(f)	North America	09/29/2017	558,675	5,775
Seidler Equity Partners IV, L.P.(f)	North America	06/30/2021	2,036,010	883,887
Silver Lake Partners III, L.P.(f)	North America	12/31/2018	847,701	5,056
Silver Lake Partners V, L.P.(f)(g)	North America	06/30/2020	1,640,438	2,024,814
Sixth Cinven Fund (No. 2) Limited Partnership(f)	Europe	12/30/2022	896,971	794,334
Sixth Cinven Fund (No. 4) Limited Partnership(f)	Europe	06/28/2019	806,633	1,055,699
Sixth Street Opportunities Partners III (B), L.P.(f)	North America	06/30/2015	18,659	16,498
SL SPV-2, L.P.	North America	02/14/2019	315,873	624,544
Sorenson Capital Partners III, L.P.(d)(f)(g)	North America	12/31/2021	14,129,221	14,084,507
Sterling Capital Partners IV, L.P.(d)(f)(g)	North America	12/31/2021	975,953	413,061
Summit Partners Growth Equity Fund VIII-B, L.P.(d)(f)(g)	North America	12/31/2021	797,205	299,298
Summit Partners Private Equity Fund VII-A, L.P.(d)(g)	North America	12/31/2018	495,237	111,145
Sun Capital Partners IV, LP(d)	North America	12/31/2018	243,191	61,943
Sun Capital Partners V, L.P.(g)	North America	12/31/2018	467,090	61,553
SunTx Capital Partners II, L.P.(d)	North America	12/31/2019	939,635	6,204,965
TA Atlantic and Pacific VI L.P.(d)(f)	North America	03/31/2021	20,352	29,587
TA Select Opportunities Fund II-A, L.P.(f)(g)	North America	09/30/2025	997,766	1,153,426
TA Select Opportunities Fund-A, L.P.(f)(g)	North America	09/30/2025	2,934,679	3,273,274
TA XI, L.P.(f)(g)	North America	09/30/2024	43,429	222,798
TA XII-A, L.P.(f)(g)	North America	09/30/2024	8,749,763	11,281,245
Tennenbaum Opportunities Fund V, LLC(d)	North America	09/29/2017	86,179	21,327
The Resolute III Continuation Fund, L.P.(d)(f)(g)	North America	09/20/2024	23,354,865	24,263,833
The Veritas Capital Fund V, L.P.(d)(f)(g)	North America	06/30/2019	15,648,066	5,306,245
The Veritas Capital Fund VI, L.P.(d)(f)(g)	North America	03/31/2022	13,353,626	4,143,801
Thoma Bravo Fund XII, L.P.(f)(g)	North America	09/30/2024	4,155,654	3,085,201
Thomas H. Lee Equity Fund VII, L.P.(d)(f)(g)	North America	03/28/2024	199,059	314,081
Thomas H. Lee Equity Fund VIII, L.P.(f)(g)	North America	03/28/2024	421,334	567,546
Thomas H. Lee Parallel (Cayman) Fund VII, L.P.(d)(f)	North America	06/29/2018	2,118,341	1,554,342
Thomas H. Lee Parallel Fund VIII, L.P.(f)(g)	North America	09/30/2025	4,233,755	5,049,778
TowerBrook Investors III, L.P.(d)(f)(g)	Europe	12/31/2019	267,492	17,113
TPF II-A, LP(d)(f)	North America	12/31/2019	14,855	760
TPG Asia VI, L.P.(f)(g)	Rest of World	03/28/2024	3,801,977	3,297,234
TPG Growth III (A), L.P.(f)(g)	North America	12/31/2019	1,937,686	1,616,896
TPG Partners VI, L.P.(f)(g)	North America	09/29/2017	1,451,036	74,383
TPG Partners VII, L.P.(d)(f)(g)	North America	03/28/2024	610,943	668,960
TPG Partners VIII, L.P.(f)(g)	North America	03/28/2024	1,630,482	3,376,447
Trident VI, L.P.(f)(g)	North America	06/30/2023	4,135,283	3,347,924
Trident VIII L.P.(f)(g)	North America	09/30/2025	968,572	1,254,979
Trinity Ventures 2024, L.P.(d)(f)(g)	North America	12/20/2024	4,617,734	5,861,402
Triton Fund IV L.P.(d)(f)(g)	Europe	06/30/2023	11,707,936	21,486,573
Vector Capital V, L.P.(d)(f)(g)	North America	02/25/2025	24,391,588	25,994,513
Verdane Capital IX AB(f)(g)	Europe	12/31/2024	1,390,540	1,283,443
Vista Equity Partners Fund V, L.P.(d)(f)(g)	North America	09/30/2018	10,504,493	7,043,065
Vista Equity Partners Fund VI, L.P.(d)(f)(g)	North America	03/28/2024	695,367	997,367
Vista Equity Partners Fund VII, L.P.(d)(f)(g)	North America	03/28/2024	414,002	918,192
Vista Equity Partners Hubble, L.P.(d)(f)(g)	North America	02/13/2025	30,200,597	50,059,993
Warburg Pincus Global Growth, L.P.(d)(f)(g)	North America	06/30/2022	6,028,863	9,956,678
Warburg Pincus Private Equity XI, L.P.(g)	North America	12/31/2021	3,539,929	3,368,606
Warburg Pincus Private Equity XI-B, L.P.(g)	North America	03/31/2022	2,621,190	1,922,472
Warburg Pincus Private Equity XII, L.P.(d)(g)	North America	06/30/2022	5,957,833	5,498,503
Warburg Pincus Private Equity XII-B, L.P.(d)(g)	North America	03/31/2022	5,059,826	3,155,755
WCAS XIII, L.P.(d)(f)(g)	North America	03/28/2024	331,839	572,308
WCAS XIV, L.P.(d)(f)(g)	North America	09/30/2025	388,046	636,080
Webster Equity Partners Bristol CF, L.P.(f)(g)	North America	10/15/2021	6,900,397	15,538,674
Wind Point Partners AAV, L.P.(d)(f)(g)	North America	06/29/2021	997,066	461,781

	Geographic	Acquisition
Private Equity Investments (97.34%)(a) (Continued)	Region(b)	Date	Cost(c)	Fair Value
Secondary Investments (85.38%) (Continued)
Wind Point Partners VII-B, L.P.(d)(f)	North America	09/29/2017	$473,866	$99,454
WP AUSA, L.P.(d)(g)	North America	07/22/2019	5,000,000	9,927,125
ZMC II, L.P.(d)(f)(g)	North America	09/30/2024	1,037,868	10,187

Total Secondary Investments			1,446,072,435	1,593,498,366

Total Private Equity Investments			$1,620,644,187	$1,816,899,083

Short-Term Investments (5.41%)	Fair Value
Money Market Funds (5.41%)
Fidelity Government Portfolio, Class I, 3.64%(e)	99,051,572
JPMorgan US Government Money Market Fund, 3.48%(e)	1,931,432

Total Money Market Funds	100,983,004

Total Short-Term Investments (Cost $100,983,004)	$100,983,004

Total Investments (102.76%) (Cost $1,721,627,191)	$1,917,882,087

Liabilities in Excess of Other Assets (-2.76%)	(51,415,755)
Net Assets (100.00%)	$1,866,466,332

Open Foreign Currency Forward Contracts

Settlement Date	Counterparty	Buy	Sell	Unrealized Appreciation (Depreciation)
03/31/2026	Lloyds Bank plc.	$322,710,461	€272,370,876	$1,518,309

Total Foreign Currency Forward Contracts				$1,518,309

Open Equity Forward Contracts

Settlement Date*	Counterparty	Notional Amount	Exercise Price	Unrealized Appreciation (Depreciation)
8/18/2026	Nomura Global Financial Products Inc.	$604,219	$49.38	$(502,856)
8/18/2027	Nomura Global Financial Products Inc.	$827,714	$49.38	$(654,668)
8/18/2028	Nomura Global Financial Products Inc.	$827,714	$49.38	$(621,670)
				$(1,779,194)

*	Nomura Global Financial Products Inc. has entered into one contract with the Fund.
(a)	The Private Equity Investments above pursue strategies including buyout, growth equity, mezzanine, and other private market strategies. Private Equity Investments are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of December 31, 2025 was $1,620,644,187 and $1,816,899,083, respectively. The total fair value as a percentage of net assets of Private Equity investments that are restricted securities is 97.34%.
(b)	In the case of Private Equity Investments, geographic region generally refers to the location of the principal operations of the underlying investment.
(c)	Pomona Investment Fund ordinarily acquires portfolios of investments that are comprised of interests in multiple private equity funds (rather than single interests in such funds) and pays a single purchase price for each such portfolio. As a result, the specific acquisition cost allocated to each Private Equity Investment does not necessarily reflect the actual cost of each such investment. The information regarding the Private Equity Investments, as listed in the Consolidated Schedule of Investments above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates.
(d)	Non-income producing security.
(e)	The rate shown is the annualized 7-day yield as of December 31, 2025.
(f)	For the identified investments, the Fund has committed capital but the investment has not been fully funded as of December 31, 2025.
(g)	All or a portion of these assets are held by Pomona Investment Fund LLC, a wholly-owned subsidiary of the Fund, and are indirectly pledged as collateral in connection with the Fund’s revolving credit agreement.

The information regarding the Private Equity Investments, as presented above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates.

1. ORGANIZATION

Pomona Investment Fund (the “Fund”) was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Pomona Management LLC (the “Adviser” and the “Administrator”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. The Fund seeks long-term capital appreciation by investing principally in private equity investments (“Private Equity Investments”). On August 3, 2017, in connection with the Fund’s revolving credit agreement, Pomona Investment Fund LLC was organized as a Delaware limited liability company and is a wholly owned subsidiary of the Fund.

The Fund’s Private Equity Investments will predominantly consist of secondary and primary investments in private equity and other private asset funds (“Investment Funds”) and, to a lesser degree, direct investments in operating companies. Co-investments refer to direct investments in an operating company by the Fund alongside other investors, often one or more Investment Funds. Primary investments refer to investments in newly established private equity funds, typically sponsored by investment managers with an established investment track record. Early secondary investments, or early secondaries, refer to secondary investments made after an Investment Fund has already invested a certain percentage of its capital commitments. Secondary investments refer to investments in existing Investment Funds that are typically acquired in privately negotiated transactions.

A board of trustees (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments

The Fund follows the provisions of Fair Value Measurement set forth in ASC 820-10, “Fair Value Measurements and Disclosures” (“ASC 820-10”). The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Board. The Adviser is designated as the Valuation Designee (the “Valuation Designee”) for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.

The Board receives valuation reports from the Valuation Designee quarterly, annually and promptly (as necessary in accordance with Rule 2a-5) and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

All investments are recorded at “Fair Value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The Private Equity Investments that the Fund makes normally do not have readily available market prices. Determining the fair value of Private Equity Investments and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The Fund uses the net asset value (“NAV”) reported by the investment manager of a Private Equity Investment as a practical expedient to determine fair value. If the Valuation Designee determines that the most recent NAV does not represent fair value, if no NAV is reported, or if the NAV is not provided as of the relevant valuation date, a fair value determination is made in accordance with the Valuation Procedures. This may include adjusting the previous NAV with other relevant information available at the time, such as capital activity, market conditions, the application of a Market Adjustment Factor (“MAF”), and events occurring between the investment manager’s valuation date and the Fund’s valuation date.

For investments that do not have readily determinable fair values and for which it is not possible to use NAV as a practical expedient, such as certain Direct Investments/Co-Investments, the Valuation Designee will review and value such investments using one or more of the following types of analyses:

●	Market comparable statistics and public trading multiples discounted for illiquidity, minority ownership and/or other factors for investments with similar characteristics.
●	Discounted cash flow analysis, including a terminal value or exit multiple.
●	The cost of the investment, if the cost is determined to best approximate the fair value of the investment.
●	Valuations implied by third-party investment in similar assets or issuers.

Cash

The Fund holds cash at UMB Bank N.A. (the “Custodian”) and JPMorgan Chase Bank, N.A. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Short-term Investments

Short-term investments represent investments in money market instruments and money market mutual funds, and are recorded at NAV per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements. There are no restrictions on the short-term investments held by the Fund.

Realized Gain/(Loss) on Investments, Interest Income, and Dividend Income

The Fund accounts for realized gains and losses, interest income, and dividend income on distributions received from Private Equity Investments based on the nature of such distributions as determined by each underlying investment manager.

Other Income from Private Equity Investments

The Fund accounts for other income on distributions received from Private Equity Investments based on the nature of such distributions as determined by the underlying investment managers.

Income Recognition and Expenses

Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred.

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Certain expenses of the Fund attributable to a particular share class will be allocated to the share class to which they are attributable.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Fund’s Administrator to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investments and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

Foreign Currency Forward Contracts

The Fund may enter into foreign currency forward contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All foreign currency forward contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency forward contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. The inherent risks associated with foreign currency forward contracts are the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the nine months ended December 31, 2025, the Fund entered into six short foreign currency forward contract. The Fund had $(18,281,482) in net realized depreciation and $1,518,309 change in net unrealized appreciation on foreign currency forward contract. The outstanding foreign currency forward contract amounts at December 31, 2025, listed in the Consolidated Schedule of Investments, are representative of contract amounts during the period.

Equity Forward Contracts

The Fund may enter into equity forward contracts to manage exposure to changes in the market value of certain equity securities held or expected to be acquired by the Fund. These contracts obligate the Fund and its counterparty to exchange payments based on the future market price of an underlying equity security at a fixed valuation date. The objective of the Fund’s equity forward transactions is to reduce the risk that the value of specific equity investments will fluctuate due to movements in the underlying market price. All equity forward contracts are marked-to-market daily at current market prices of the underlying securities, resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the equity forward contract is terminated, closed, or settled. The inherent risks associated with equity forward contracts include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the market value of the underlying security.

During the nine months ended December 31, 2025, the Fund entered into one prepaid equity forward contract with Nomura Global Financial Products Inc. The Fund had a $1,779,194 liability on the equity forward contract. The Fund recognized realized gain of $28,482 and an unrealized gain of $303,639 during the period. For financial reporting purposes, the contract has not been offset with any other derivative positions. The outstanding notional amount of the equity forward contract as of December 31, 2025, listed in the Consolidated Schedule of Investments, is representative of the contract amount during the period.

3. FAIR VALUE DISCLOSURES

In accordance with ASC 820, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

Level 1 – Unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access at the measurement date

Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

Level 3 – Significant unobservable inputs

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Administrator. The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The Fund’s Private Equity Investments are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of December 31, 2025:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Money Market Funds	$100,983,004	$–	$–	$100,983,004
Total Investments in Securities	$100,983,004	$–	$–	$100,983,004
Other Investments – Assets
Foreign Currency Forward Contract*	$–	$1,518,309	$–	$1,518,309
Other Investments – Liabilities
Equity Forward Contract**	$–	$(1,779,194)	$–	$(1,779,194)
Total Other Investments	$–	$(260,885)	$–	$(260,885)
Total	$100,983,004	$(260,885)	$–	$100,722,119

*	Foreign currency forward contract is valued at unrealized appreciation/(depreciation)
**	Equity forward contract is valued at cost plus unrealized appreciation/(depreciation)

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Private Equity Investments, these investments have not been classified in the U.S. GAAP fair value hierarchy. As of December 31, 2025, $1,816,899,083 was fair valued utilizing NAV as a practical expedient.